Shareholder Report, Average Annual Return (Details)	12 Months Ended	51 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000005536
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%		2.04%		1.99%
Without Sales Load [Member] | C000005537
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%		1.74%		1.73%
Without Sales Load [Member] | C000166333
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%		2.11%	2.27%
Without Sales Load [Member] | C000225824
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	2.12%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(1.02%)
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%		1.49%		1.78%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%		1.49%		1.78%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%		1.49%	1.89%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%	1.59%